SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)				12 Months Ended	57 Months Ended
	Sep. 18, 2025	Jun. 06, 2025	Mar. 31, 2025	Sep. 30, 2025	Feb. 17, 2022	Sep. 22, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 06, 2016
Class of Stock [Line Items]
Common stock, shares authorized			5,000,000							5,000,000
Common stock, par value			$ 0.01							$ 0.01
Common stock, shares issued							1,146,117	1,146,117	1,146,117	88,000
Common stock, shares outstanding							1,146,117	1,146,117	1,146,117	88,000
Number of shares issued					1,058,117
Authorized share capital			$ 50,000.00
Stock forward split			1:25
Common stock, voting rights			Each fully paid Class A Ordinary Share shall be entitled to one (1) vote on all matters subject to the vote at general meetings of the Company, and each fully paid Class B Ordinary Share shall be entitled to twenty (20) votes on all matters subject to the vote at general meetings of the Company
Common stock, dividends			Class A and Class B Ordinary Shares have equal rights in dividends and residual net assets on a per share basis
Shares surrender description		the Company took effect a share surrendering, to surrender 45 shares out of every 100 shares
Number of shares surrendered		45
Share price						$ 4.00
Statutory reserve requirement description				The statutory reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of a mainland PRC company’s registered capital
Net assets not available for distribution							$ 2,985,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			100,000,000	100,000,000			100,000,000
Common stock, par value				$ 0.0004			$ 0.0004
Common stock, shares issued		8,905,435	16,191,700	11,205,435			8,905,435
Common stock, shares outstanding		8,905,435	16,191,700	11,205,435			8,905,435
Common Class A [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0004
Number of shares issued	2,300,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized			25,000,000	25,000,000			25,000,000
Common stock, par value				$ 0.0004			$ 0.0004
Common stock, shares issued		6,853,674	12,461,225	6,853,674			6,853,674
Common stock, shares outstanding		6,853,674	12,461,225	6,853,674			6,853,674
Common stock, conversion			Class B Ordinary Shares are convertible into Class A Ordinary Shares on a one-to-one basis at the option of the holder or automatically upon transfer to a non-affiliate